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October 29, 2010	Sarah Clinton 617-951-7375 sarah.clinton@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Highland Funds I (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
Transmitted herewith for filing by means of electronic submission on behalf of Highland Funds I (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 24 to the Highland Funds I Registration Statement under the Securities Act and Amendment No. 27 to the Highland Funds I Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 24/27”), for Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each a series of the Registrant, including: (i) the Class A and C Shares Prospectus; (ii) the Class Z Shares Prospectus; (iii) the Statement of Additional Information; (iv) the signature page; and (v) exhibits. The Board of Trustees for Highland All Cap Equity Value Fund, a series of the Registrant, has approved a Plan of Liquidation and Termination for the Fund and the Fund is closed to all investments; therefore, Highland All Cap Equity Value Fund is not included in this Amendment No. 24/27.
This Amendment No. 24/27 is being filed in connection with the Highland Funds I annual update, for the purposes of (i) implementing certain comments provided to us by Dominic Minore, Esq., the Highland Funds I Securities and Exchange Commission reviewer with respect to the previously filed Post-Effective Amendment No. 22 to the Highland Funds I Registration Statement under the Securities Act and Amendment No. 25 to the Highland Funds I Registration Statement under the 1940 Act, filed on August 27, 2010 pursuant to Rule 485(a)(1) of the Securities Act (“Amendment No. 22/25”), and (ii) making certain non-material changes to the

Securities and Exchange Commission	- 2 -	October 29, 2010

Highland Funds I Registration Statement. As has been designated on the facing sheet, it is intended that this Amendment No. 24/27 become effective on October 31, 2010 pursuant to paragraph (b) of Rule 485 under the Securities Act.
We have assisted the Registrant in the preparation of this Amendment No. 24/27, and believe that this Amendment No. 24/27 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.
If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.
Very truly yours,
/s/ Sarah Clinton
Sarah Clinton

Enclosures

cc:     M. Jason Blackburn, Highland Capital Management, L.P.